Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance Balance at End of Period
Loans individually evaluated for impairment	$ 32	$ 40
TDRs collectively evaluated for impairment	520	754
Other loans collectively evaluated for impairment	3,815	3,771
Loans acquired with deteriorated credit quality	170	168
Total allowance for credit losses	4,537	4,733	5,014	5,531
Loan balance at end of period
Loans individually evaluated for impairment	496	729
TDRs collectively evaluated for impairment	6,243	5,675
Other loans collectively evaluated for impairment	224,557	211,514
Loans acquired with deteriorated credit quality	3,939	5,411
Total loans	226,773	212,021
Total loans	235,235	223,329
Commercial [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	15	10
TDRs collectively evaluated for impairment	19	28
Other loans collectively evaluated for impairment	1,041	1,013
Loans acquired with deteriorated credit quality
Total allowance for credit losses	1,075	1,051	1,010	1,104
Loan balance at end of period
Loans individually evaluated for impairment	197	171
TDRs collectively evaluated for impairment	155	185
Other loans collectively evaluated for impairment	69,680	65,863
Loans acquired with deteriorated credit quality	1	4
Total loans	70,033	66,223
Commercial Real Estate [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	17	30
TDRs collectively evaluated for impairment	26	29
Other loans collectively evaluated for impairment	700	791
Loans acquired with deteriorated credit quality	33	7
Total allowance for credit losses	776	857	1,154	1,291
Loan balance at end of period
Loans individually evaluated for impairment	237	510
TDRs collectively evaluated for impairment	358	391
Other loans collectively evaluated for impairment	39,128	35,952
Loans acquired with deteriorated credit quality	162	100
Total loans	39,885	36,953
Residential Mortgages [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment
TDRs collectively evaluated for impairment	329	446
Other loans collectively evaluated for impairment	546	489
Loans acquired with deteriorated credit quality
Total allowance for credit losses	875	935	927	820
Loan balance at end of period
Loans individually evaluated for impairment
TDRs collectively evaluated for impairment	5,064	4,199
Other loans collectively evaluated for impairment	46,090	39,813
Loans acquired with deteriorated credit quality	2	6
Total loans	51,156	44,018
Credit Card [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment
TDRs collectively evaluated for impairment	87	153
Other loans collectively evaluated for impairment	797	710
Loans acquired with deteriorated credit quality
Total allowance for credit losses	884	863	992	1,395
Loan balance at end of period
Loans individually evaluated for impairment
TDRs collectively evaluated for impairment	310	442
Other loans collectively evaluated for impairment	17,711	16,673
Loans acquired with deteriorated credit quality
Total loans	18,021	17,115
Other Retail [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment
TDRs collectively evaluated for impairment	55	97
Other loans collectively evaluated for impairment	726	751
Loans acquired with deteriorated credit quality
Total allowance for credit losses	781	848	831	807
Loan balance at end of period
Loans individually evaluated for impairment
TDRs collectively evaluated for impairment	269	313
Other loans collectively evaluated for impairment	47,409	47,399
Loans acquired with deteriorated credit quality
Total loans	47,678	47,712
Total Loans, Excluding Covered Loans [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	32	40
TDRs collectively evaluated for impairment	516	753
Other loans collectively evaluated for impairment	3,810	3,754
Loans acquired with deteriorated credit quality	33	7
Total allowance for credit losses	4,391	4,554	4,914	5,417
Loan balance at end of period
Loans individually evaluated for impairment	434	681
TDRs collectively evaluated for impairment	6,156	5,530
Other loans collectively evaluated for impairment	220,018	205,700
Loans acquired with deteriorated credit quality	165	110
Total loans	226,773	212,021
Covered Loans [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment
TDRs collectively evaluated for impairment	4	1
Other loans collectively evaluated for impairment	5	17
Loans acquired with deteriorated credit quality	137	161
Total allowance for credit losses	146	179	100	114
Loan balance at end of period
Loans individually evaluated for impairment	62	48
TDRs collectively evaluated for impairment	87	145
Other loans collectively evaluated for impairment	4,539	5,814
Loans acquired with deteriorated credit quality	3,774	5,301
Total loans	$ 8,462	$ 11,308